Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Past Due Financial Assets Modified to Debtors (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	¥ 195		¥ 2,189
Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		¥ 8,281
30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		303
90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		405
Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	195		518
Consumer borrowers | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		4,961
Consumer borrowers | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		215
Consumer borrowers | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		115
Consumer borrowers | Real estate loans | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		3
Consumer borrowers | Real estate loans | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
Consumer borrowers | Real estate loans | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		3
Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	4		5
Consumer borrowers | Card loans | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		1,275
Consumer borrowers | Card loans | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		30
Consumer borrowers | Card loans | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		11
Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	¥ 191		¥ 513
Consumer borrowers | Other | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		3,683
Consumer borrowers | Other | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		185
Consumer borrowers | Other | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		101
Corporate borrowers | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		3,320
Corporate borrowers | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		88
Corporate borrowers | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		290
Corporate borrowers | Other than non-recourse loans | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		3,320
Corporate borrowers | Other than non-recourse loans | Current | Real estate companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
Corporate borrowers | Other than non-recourse loans | Current | Commercial, industrial and other companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		383
Corporate borrowers | Other than non-recourse loans | Current | Commercial, industrial and other companies | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		2,937
Corporate borrowers | Other than non-recourse loans | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		88
Corporate borrowers | Other than non-recourse loans | 30-89 days past-due | Real estate companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
Corporate borrowers | Other than non-recourse loans | 30-89 days past-due | Commercial, industrial and other companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		88
Corporate borrowers | Other than non-recourse loans | 30-89 days past-due | Commercial, industrial and other companies | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
Corporate borrowers | Other than non-recourse loans | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		290
Corporate borrowers | Other than non-recourse loans | 90 days or more past-due | Real estate companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		33
Corporate borrowers | Other than non-recourse loans | 90 days or more past-due | Commercial, industrial and other companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		233
Corporate borrowers | Other than non-recourse loans | 90 days or more past-due | Commercial, industrial and other companies | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		¥ 24